5A. CUSTOMER CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
CUSTOMER CONCENTRATIONS

The Company sells its products primarily through high-volume retailers and distributors, Internet service providers, value-added resellers, personal computer system integrators, and original equipment manufacturers ("OEMs"). The Company supports its major accounts in their efforts to offer a well-chosen selection of attractive products and to maintain appropriate inventory levels.

Relatively few customers have accounted for a substantial portion of the Company’s revenues.  In the third quarter of 2016, three customers accounted for 86% of the Company’s net sales with the Company’s largest customer accounting for 32% of its net sales. In the first nine months of 2016, three customers accounted for 81% of the Company’s total net sales with the Company’s largest customer accounting for 30% of its net sales. At September 30, 2016 three customers accounted for 88% of the Company’s accounts receivable, with the Company’s largest customer representing 48% of its accounts receivable. In the third quarter of 2015, three customers accounted for 79% of the Company’s total net sales with the Company’s largest customer accounting for 48% of its net sales. In the first nine months of 2015, three customers accounted for 77% of the Company’s total net sales with the Company’s largest customer accounting for 46% of its net sales. At September 30, 2015, three customers accounted for 90% of the Company’s accounts receivable, with the Company’s largest customer representing 61% of its accounts receivable.

The Company’s customers generally do not enter into long-term agreements obligating them to purchase products. The Company may not continue to receive significant revenues from any of these or from other large customers. A reduction or delay in orders from any of the Company’s significant customers, or a delay or default in payment by any significant customer, could materially harm the Company’s business and prospects. Because of the Company’s significant customer concentration, its net sales and operating income (loss) could fluctuate significantly due to changes in political or economic conditions, or the loss, reduction of business, or less favorable terms for any of the Company's significant customers.

The Company sells its products primarily through high-volume distributors and retailers, internet service providers, telephone service providers, value-added resellers, PC system integrators, and OEMs. The Company supports its major accounts in their efforts to discern strategic directions in the market, to maintain appropriate inventory levels, and to offer a balanced selection of attractive products.

Relatively few customers account for a substantial portion of the Company’s revenues.  In 2015 three customers accounted for 77% of the Company’s total net sales with our largest customer accounting for 46% of our net sales. At December 31, 2015, three customers accounted for 93% of our gross accounts receivable, with our largest customer representing 67% of our gross accounts receivable. In 2014 three customers accounted for 74% of our total net sales, with our largest customer accounting for 53% of our net sales. At December 31, 2014, three customers accounted for 92% of our gross accounts receivable, with our largest customer representing 64% of our gross accounts receivable.